Investments (Details - Impaired commercial loans) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Impaired Commercial Mortgage Loans Gross [Member] | Commercial Mortgage Loans Financing Receivable With Related Allowance [Member]
Impaired Commercial Mortgage Loans And Valuation Reserves [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 154	$ 47
Impaired Commercial Mortgage Loans Gross [Member] | Commercial Mortgage Loans Financing Receivable With No Related Allowance [Member]
Impaired Commercial Mortgage Loans And Valuation Reserves [Line Items]
Impaired Financing Receivable, Recorded Investment	60	60
Impaired Commercial Mortgage Loans Reserves [Member] | Commercial Mortgage Loans Financing Receivable With Related Allowance [Member]
Impaired Commercial Mortgage Loans And Valuation Reserves [Line Items]
Impaired Financing Receivable, Recorded Investment	(19)	(12)
Impaired Commercial Mortgage Loans Reserves [Member] | Commercial Mortgage Loans Financing Receivable With No Related Allowance [Member]
Impaired Commercial Mortgage Loans And Valuation Reserves [Line Items]
Impaired Financing Receivable, Recorded Investment	0	0
Impaired Commercial Mortgage Loans Net [Member] | Commercial Mortgage Loans Financing Receivable With Related Allowance [Member]
Impaired Commercial Mortgage Loans And Valuation Reserves [Line Items]
Impaired Financing Receivable, Recorded Investment	135	35
Impaired Commercial Mortgage Loans Net [Member] | Commercial Mortgage Loans Financing Receivable With No Related Allowance [Member]
Impaired Commercial Mortgage Loans And Valuation Reserves [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 60	$ 60